STATEMENTS OF CASH FLOWS (FY) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (381,894)	$ 1,550,733
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Income earned on Trust assets	(1,183)	(4,060,596)
Changes in operating assets and liabilities:
Prepaid expenses	(993,608)	526,586
Accrued expenses	159,622	746,054
Net cash used in operating activities	(1,217,063)	(1,237,223)
Cash flows from investment activities:
Funds deposited into Trust Account	(281,520,000)	0
Net cash provided by (used in) investing activities	(281,520,000)	0
Cash flows from financing activities:
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000	0
Proceeds from sale of units	276,000,000	0
Proceeds from sale of warrants	15,226,000	0
Offering costs	(5,934,279)	0
Proceeds from sponsor note	110,000	0
Repayment of sponsor note	(110,000)	0
Net cash (used in) provided by financing activities	285,316,721	0
Net change in cash	2,579,658	(1,237,223)
Cash at beginning of period	0	2,579,658
Cash at end of period	2,579,658	1,342,435
Non-cash financing activities:
Deferred underwriting fee incurred (written off)	9,660,000	(9,660,000)
Re-measurement of Class A ordinary shares subject to possible redemption	(11,299,554)	2,929,019
Initial value of Class A common stock subject to possible redemption	$ 281,520,000	$ 0